As filed with the Securities and Exchange Commission on April 20, 2005

                                               Securities Act File No. 002-30465
                                        Investment Company Act File No. 811-1745
 ===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                      Post -Effective Amendment No. 57 [X]

                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No. 41 [X]
                               -------------------
                                 WPG TUDOR FUND

               (Exact Name of Registrant as Specified in Charter)
                         Weiss, Peck & Greer Investments
                                909 Third Avenue
                               New York, NY 10022
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (202) 908-9882

                                                      Copies to:
              WILLIAM KELLY                    LEONARD A. PIERCE, ESQUIRE
            Robeco USA L.L.C.          Wilmer Cutler Pickering Hale and Dorr LLP
            909 Third Avenue                        60 State Street
           New York, NY 10022                       Boston, MA 02109
 (Name and Address of Agent for Service)

It is proposed that this filing will become effective as soon as practicable after the filing of this Registration Statement under the Securities Act of 1933.

It is proposed that this filing will become effective (check appropriate box)

     |_| immediately upon filing pursuant to paragraph (b) |_| on [insert date] pursuant to paragraph (b)
     |x| 60 days after filing pursuant to paragraph (a) (1) |_| on (date) pursuant to paragraph (a) (1)
     |_| 75 days after filing pursuant to paragraph (a) (2) |_| on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:
     |_|This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title or Securities Being Registered......................Shares of Common Stock

                                     PART A

    Part A, the Prospectus dated May 1, 2005, has been filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended (File No.
    002-30465/Accession No. 0000935069-05-000872) on April 18, 2005, and is
    herein incorporated by reference.

                                     PART B

    Part B, the Statement of Additional Information dated May 1, 2005, has been filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended (File No. 002-30465/Accession No. 0000935069-05-000872) on April 18, 2005,
    and is herein incorporated by reference.

                            PART C. OTHER INFORMATION

Item 23.   EXHIBITS.

    (Exhibits previously filed are incorporated by reference to the filing containing such exhibit identified in the description of the exhibit.)

    (a)    (1)  Amended and Restated Declaration of Trust dated May 1, 1993 of
                Registrant (previously filed with Post-Effective Amendment No. 22 on April 30, 1998).
           (2) Establishment and Designation of Series and Classes of Beneficial Interest of WPG EuroNet Fund (previously filed with Post-Effective Amendment No. 27 on May 5, 2000).
           (3) Certificate of Amendment dated October 28, 1993 to the Amended and Restated Declaration of Trust (previously filed with Post-Effective Amendment No. 22 on November 21, 1997).
           (4) Certificate of Change in Name changing name of WPG Government Securities Fund to WPG Core Bond Fund (previously filed with Post-Effective Amendment No. 22 on November 21, 1997).
    (b) By-Laws of Registrant (previously filed with the Post-Effective Amendment No. 22 on April 30, 1998).
    (c)         Not Applicable.
    (d)    (1)  Form of Investment Advisory Agreement between WPG Government
                Money Market Fund and Weiss, Peck & Greer, L.L.C. (previously filed with Post-Effective Amendment No. 23 on June 12, 1998).
           (2) Form of Investment Advisory Agreement between WPG Tax Free Money Market Fund and Weiss, Peck & Greer, L.L.C. (previously filed with Post-Effective Amendment No. 23 on June 12, 1998).
           (3) Amendment, dated April 23, 2003, to the Investment Advisory Agreement between Robeco USA, L.L.C. (formerly Weiss, Peck & Greer, L.L.C.) and WPG Core Bond Fund (previously filed with Post-Effective Amendment No. 30 on April 30, 2003).
           (4) Form of Investment Advisory Agreement between WPG Core Bond Fund and Weiss, Peck & Greer, L.L.C. (previously filed with Post-Effective Amendment No. 23 on June 12, 1998).
           (5) Form of Investment Advisory Agreement between WPG Quantitative Equity Fund and Weiss, Peck & Greer, L.L.C. (previously filed with Post-Effective Amendment No. 23 on June 12, 1998).
           (6) Form of Investment Advisory Agreement between WPG Intermediate Municipal Bond Fund and Weiss, Peck & Greer, L.L.C. (previously filed with Post-Effective Amendment No. 23 on June 12, 1998).
           (7) Form of Investment Advisory Agreement between WPG EuroNet Fund and Weiss, Peck & Greer, L.L.C. (previously filed with Post-Effective Amendment No. 27 on May 5, 2000).

           (8) Form of Investment Subadvisory Agreement among Weiss, Peck & Greer, L.L.C., WPG EuroNet Fund and Robeco Institutional Asset Management US Inc. (previously filed with Post-Effective Amendment No. 27 on May 5, 2000).
    (e) Principal Underwriting Agreement (previously filed with Post-Effective Amendment No. 25 on February 26, 1999).
    (f)         Not applicable.
    (g)    (1)  Custodian Agreement between the Registrant and Boston Safe
                Deposit and Trust Company dated March 20, 1989 (previously filed with Post-Effective Amendment No. 22 on April 30, 1998).
           (2) Foreign Custody Manager and Information Services Agreement between the Registrant and Boston Safe Deposit and Trust Company dated July 2, 2001 (previously filed with Post-Effective Amendment No. 29, dated April 29, 2002).
    (h)    (1)  Services Agreement between the Registrant and First Data
                Investor Services, Inc. (previously filed with Post-Effective Amendment No. 25 on February 26, 1999).
           (2) Amendment dated December 1, 2005 to Services Agreement dated November 13, 1998 (previously filed with Post-Effective Amendment No. 56 on April 18, 2005).
           (3) Expense Limitation Agreement between Robeco USA, L.L.C. and WPG Quantitative Equity Fund (previously filed with Post-Effective Amendment No. 30 on April 30, 2003).
           (4) Administration and Accounting Services Agreement dated December 1, 2004 between the Registrant and PFPC Inc. (previously filed with Post-Effective Amendment No. 56 on April 18, 2005).
    (i) Opinion and Consent of Wilmer Cutler Pickering Hale and Dorr LLP (previously filed with Post-Effective Amendment No. 23 on April 30, 1998).
    (j)         CONSENT OF KPMG LLP FILED HEREWITH.
    (k)         Not Applicable.
    (l)         Not Applicable.
    (m) Administration and Service Plan of WPG Core Bond Fund (previously filed with Post-Effective Amendment No. 23 on June 12, 1998).
    (n)         Not Applicable.
    (o)         Not Applicable.
    (p) Form of Code of Ethics (previously filed with Post-Effective Amendment No. 26 on April 28, 2000).
    (q) Powers of Attorney (previously filed with Post-Effective Amendment No. 26 on April 28, 2000).

Item 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

           Not Applicable

Item 25.   INDEMNIFICATION.

    Reference is made to Article VIII of the Registrant's Declaration of Trust and Article V of the Registrant's By-Laws.

           Nothing in the By-Laws of the Trust may be construed to be in derogation of the provisions of Section 17(h) of the Investment Company Act of 1940 (the "1940 Act") which provides that the by-laws of a registered investment company shall not contain any provision which protects or purports to protect any director or officer of such company against any liability of the company or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

           The Registrant understands that in the opinion of the Securities and Exchange Commission (the "Commission") an indemnification provision does not violate Section 17(h) of the 1940 Act if it precludes indemnification for any liability whether or not there is an adjudication of liability, arising by reason of disabling conduct. Reasonable and fair means for determining whether indemnification shall be made include (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason of disabling conduct, or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts that the indemnitee was not liable by reason of disabling conduct by (a) the vote of a majority of a quorum of trustees who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act nor parties to the preceding ("disinterested nonparty trustees"), or (b) an independent legal counsel in a written opinion.

    The Registrant further understands that in the Commission's view the dismissal of either a court action or an administrative proceeding against an indemnitee for insufficiency of evidence of any disabling conduct with which he has been charged would provide reasonable assurance that he was not liable by reason of disabling conduct. A determination by the vote of a majority of a quorum of disinterested nonparty trustees would also provide reasonable assurance that the indemnitee was not liable by reason of disabling conduct.

The Registrant further understands that the Commission believes that an indemnification provision does not violate Section 17(h) of the 1940 Act simply because it requires or permits the Registrant to advance attorney's fees or other expenses incurred by its trustees, officers or investment adviser in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification, so long as the provision also requires at least one of the following as a condition to the advance: (1) the indemnitee shall provide security for his undertaking, (2) The Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested nonparty trustees of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. The Registrant is also aware that the Commission believes that an improper indemnification payment or advance of legal expenses could constitute a breach of fiduciary duty involving personal misconduct under
Section 36 of the 1940 Act or an unlawful and willful conversion of an investment company's assets under Section 37 of the 1940 Act.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction on the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

    The sole business activity of Weiss, Peck & Greer Investments ("WPG"), 909 Third Avenue, New York, NY 10022, is to serve as an investment adviser. WPG is registered under the Investment Advisers Act of 1940.
    Information as to the directors and officers of WPG is as follows:

    NAME AND POSITION WITH WPG        OTHER COMPANY                POSITION WITH OTHER COMPANY
    --------------------------        -------------                ---------------------------
    William J. Kelly                  Robeco USA, LLC              Chief Financial Officer
    Chief Financial Officer

                                      Robeco USA, Inc.             Treasurer

    Mary Ann Iudice                   Robeco USA, LLC              Chief Compliance Officer
    Compliance Officer

                                      Robeco USA, Inc.             Chief Compliance Officer

    Robert Kleinberg                  Robeco USA, Inc.             Secretary
    Secretary


Item 27.   PRINCIPAL UNDERWRITERS.

           (a) PFPC Distributors, Inc. (the "Principal Underwriter"), the principal underwriter of Shares of the Registrant, is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers and is located at 760 Moore Road, King of Prussia, Pennsylvania 19406. The Principal Underwriter acts as principal underwriter to each investment company in the Weiss, Peck & Greer Group of Mutual Funds. These mutual funds include: WPG Tudor Fund and WPG Large Cap Growth Fund.

                  In addition, the Principal Underwriter acts as principal underwriter to each of the following investment companies:

                           AB Funds Trust
                           AFBA 5 Star Funds, Inc.
                           Atlantic Whitehall Funds Trust
                           Forward Funds, Inc
                           Highland Family of Funds
                           Harris Insight Funds Trust
                           Hillview Investment Trust II
                           Matthews Asian Funds
                           Metropolitan West Funds
                           The RBB Fund, Inc.
                           RS Investment Trust
                           Stratton Family of Funds
                           Van Wagoner Funds, Inc.
                           Weiss, Peck & Greer Funds Trust
                           Wilshire Mutual Funds, Inc.
                           Wilshire Variable Insurance Trust
                           WPG Large Cap Growth Fund
                           WPG Tudor Fund
                           Northern Family of Funds
                           ABN AMRO Funds

              Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Provident Institutional Funds
                           BlackRock Funds, Inc.
                           BlackRock Bond Allocation Target Shares

                           International Dollar Reserve Fund I, Ltd.

              Distributed by Northern Funds Distributors, LLC, a wholly owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds Trust
                           Northern Institutional Funds Trust

              Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           ABN AMRO Funds

(b) The following is a list of the executive officers, directors, and partners of the Distributor:

                  NAME                      TITLE WITH PFPC DISTRIBUTORS
                  ----                      ----------------------------

         Brian Burns                        -  Chairman, Chief Executive Officer, Director and President
         Michael Denofrio                   -  Director
         Nick Marsini                       -  Director
         Rita G. Adler                      -  Chief Compliance Officer
         Christine A. Ritch                 -  Chief Legal Officer, Assistant Secretary and Assistant Clerk
         Christopher S. Conner              -  Vice President and Anti-Money Laundering Officer
         Steven B. Sunnerberg               -  Secretary and Clerk
         Julie Bartos                       -  Assistant Secretary and Assistant Clerk
         Bradley A. Stearns                 -  Assistant Secretary and Assistant Clerk
         Kristen Nolan                      -  Assistant Secretary and Assistant Clerk
         Craig Stokarski                    -  Treasurer and Financial & Operations Principal
         Douglas D. Castagna                -  Controller and Assistant Treasurer
         Bruno DiStefano                    -  Vice President
         Susan K. Moscaritolo               -  Vice President

None of the above listed officers, directors and partners of the Distributor holds any position with the Fund.

(c) Not applicable.


Item 28.   LOCATION OF ACCOUNTS AND RECORDS.

           All account, books and other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules thereunder will be maintained (1) at the offices of the Registrant at 909 Third Avenue, New York, New York 10022 (2) at the offices of the Registrant's Custodian, Boston Safe Deposit and Trust Company, at One Boston Place, Boston, MA 02109 and (3) at the offices of the Registrant's Transfer Agent, PFPC, Inc., 760 Moore Road, King of Prussia, PA 19406.

Item 29.   MANAGEMENT SERVICES.

    Not applicable.

Item 30.   UNDERTAKINGS.

    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 20th day of April, 2005.

                                                 WEISS, PECK & GREER FUNDS TRUST



                                                  /S/ WILLIAM KELLY
                                                  -----------------

                                                  William Kelly
                                                  Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                                DATE
---------                                   -----                                                ----

/S/ DANIEL VANDIVORT                        Chairman of the Board (Principal Executive           April 20, 2005
--------------------
Daniel Vandivort                            Officer) and Trustee

/S/ WILLIAM KELLY                           Executive Vice President and Treasurer (Principal    April 20, 2005
-----------------
William Kelly                               Financial and Accounting Officer)

/S/ RAYMOND R. HERRMANN, JR.                Trustee                                              April 20, 2005
----------------------------
Raymond R. Herrmann, Jr.

/S/ GRAHAM E. JONES                         Trustee                                              April 20, 2005
-------------------
Graham E. Jones

/S/ WILLIAM B. ROSS                         Trustee                                              April 20, 2005
-------------------
William B. Ross

/S/ ROBERT A. STRANIERE                     Trustee                                              April 20, 2005
-----------------------
Robert A. Straniere


                                  EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement.

         EXHIBIT        DESCRIPTION
         -------        -----------

         (j)            Consent of KPMG LLP